Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of financial assets [line items]
Balance at beginning of period	$ (20)	$ (13)	$ (19)	$ (9)
Provision for credit losses
Purchases	1	1	4	2
Sales and maturities	(1)		(2)	(1)
Changes in risk, parameters and exposures	(5)	(4)	(9)	(8)
Exchange rate and other	2		3
Balance at end of period	(23)	(16)	(23)	(16)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3	2	3	2
Provision for credit losses
Transfers to stage 1	1	1	1	1
Purchases	1	1	4	2
Sales and maturities			(1)	(1)
Changes in risk, parameters and exposures	(2)	(2)	(3)	(1)
Exchange rate and other			(1)	(1)
Balance at end of period	3	2	3	2
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2	2	1	1
Provision for credit losses
Transfers to stage 1	(1)	(1)	(1)	(1)
Sales and maturities	(1)		(1)
Changes in risk, parameters and exposures	(1)		1
Exchange rate and other	1			1
Balance at end of period		1		1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(25)	(17)	(23)	(12)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)	(7)	(7)
Exchange rate and other	1		4
Balance at end of period	$ (26)	$ (19)	$ (26)	$ (19)